ROYALTY INTEREST (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Shares issued for acquisition of a royalty interest (Shares)		250,000
Shares issued for acquisition of a royalty interest		$ 145,000
Royalty income	$ 2,857,927	2,227,322	$ 1,609,553
Gold tax, percentage	5.00%
Impairment of royalty interest	$ 0	$ 0	$ 3,973,699
Maggie Creek [Member]
Statement [Line Items]
Net smelter return royalty on all precious metals acquired		2.00%
Net smelter return royalty on all other minerals acquired		1.00%
Afgan [Member]
Statement [Line Items]
Net smelter return royalty acquired		1.00%
Leeville Mine [Member]
Statement [Line Items]
Gross smelter return royalty	1.00%
East Ore Body Mine [Member]
Statement [Line Items]
Gross smelter return royalty	1.00%
North Pipeline [Member]
Statement [Line Items]
Description of production royalty	Should the property become producing, the Company will receive a production royalty of US$0.50 per yard of ore processed or 4% of net profit, whichever is greater.